Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2025	Mar. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0002	$ 0.0002
Ordinary shares, shares authorized	[1]	250,000,000	250,000,000
Ordinary shares, issued	[1]	20,766,531	19,022,795
Ordinary shares, outstanding	[1]	20,766,531	19,022,795

[1]	Gives retroactive effect to the Share Consolidation in October 2024.